SIGNIFICANT ACCOUNTING POLICIES (Other Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Advertising expenses:
Advertising expenses	$ 14,931	$ 13,490	$ 5,950
Severance pay:
Severance expense	$ 67	$ 75	$ 95
Basic and diluted net income per share:
Anti-dilutive stock options excluded from the calculations of diluted net earnings per share	728,692